UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21218

Eaton Vance Insured New York Municipal Bond Fund II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Semiannual Report March 31, 2006

EATON VANCE
INSURED
MUNICIPAL
BOND
FUNDS

CLOSED-END FUNDS:

Insured Municipal II

Insured California II

Insured Florida

Insured Massachusetts

Insured Michigan

Insured New Jersey

Insured New York II

Insured Ohio

Insured Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition

Insured Municipal Bond Fund II	3
Insured California Municipal Bond Fund II	4
Insured Florida Municipal Bond Fund	5
Insured Massachusetts Municipal Bond Fund	6
Insured Michigan Municipal Bond Fund	7
Insured New Jersey Municipal Bond Fund	8
Insured New York Municipal Bond Fund II	9
Insured Ohio Municipal Bond Fund	10
Insured Pennsylvania Municipal Bond Fund	11

Financial Statements	12

Dividend Reinvestment Plan	69

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	71

Investment Management	74

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

INVESTMENT UPDATE

Eaton Vance Insured Municipal Bond Funds (the “Funds”) are designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes. The Funds invest primarily in high-grade municipal securities that are insured as to the timely payment of principal and interest.

Economic and Market Conditions

The economy expanded at a 4.8% pace in the first quarter of 2006, an increase from the 1.7% rate in the fourth quarter. Even with a cooling housing market, the economy generated respectable growth in 2005 and early 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 211,000 in March 2006. The economy appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

Investor sentiment regarding the Fed’s monetary policy appears to have stabilized in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The Fed has raised rates at all of the last 15 Open Market Committee meetings, with the current Federal Funds rate standing at 4.75%.

Boosted by lower-than-anticipated long-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. However, supply has lagged thus far in 2006, contributing to municipal bond outperformance. At March 31, 2006, long-term AAA-rated insured municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the six months ended March 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), a broad-based, unmanaged municipal market index, posted a modest gain of 0.98%. For information about each Fund’s performance and the performance of funds in the same Lipper Classification†, see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the curve was a relatively attractive place to be positioned. However, given the leveraged nature of the Funds, rising short-term rates have increased the borrowing costs associated with the leverage. As borrowing costs have risen, the income generated by the Funds has declined. Please see the Performance Information and Portfolio Compostion pages that follow for a description of each Fund’s leverage as of March 31, 2006.

During the six months ended March 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with moderate inflation. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Funds’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, management invested in bonds with attractive coupons and long call protection. These strategies contributed positively to the Funds’ performances over the 6-month period.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the year. Finally, management continued to monitor closely call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors, especially because refinancing activity has increased over the past six months.

*Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	-4.80%
One Year	6.15
Life of Fund (11/29/02)	8.29

Average Annual Total Return (by net asset value)

Six Months	4.25%
One Year	8.96
Life of Fund (11/29/02)	9.47

(1)         Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

Lipper Averages(3)

Lipper Insured Municipal Debt Funds (Leveraged) Classification - Average Annual Total Returns

Six Months	1.16%
One Year	4.79
Life of Fund (11/30/02)	6.02

Market Yields

Market Yield(4)	5.42%
Taxable Equivalent Market Yield(5)	8.34

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	67
• Average Maturity:	27.3 years
• Effective Maturity:	10.0 years
• Average Rating:	AA+
• Average Call:	8.9 years
• Average Dollar Price:	$94.87
• Leverage:*	36%

*                 The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds (Leveraged) Classification contained 26, 26 and 26 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	2.67%
One Year	6.09
Life of Fund (11/29/02)	7.35

Average Annual Total Return (by net asset value)

Six Months	3.37%
One Year	8.27
Life of Fund (11/29/02)	7.66

(1)         Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance (2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

LipperAverages (3)

Lipper California Insured Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	1.55%
One Year	5.53
Life of Fund (11/30/02)	6.24

Market Yields

Market Yield (4)	5.19%
Taxable Market Yield Equivalent (5)	8.80

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	47
• Average Maturity:	25.2 years
• Effective Maturity:	9.6 years
• Average Rating:	AAA
• Average Call:	8.7 years
• Average Dollar Price:	$94.89
• Leverage:*	37%

*   The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.(3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Insured Municipal Debt Funds Classification contained 13, 13 and 13 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	-3.13%
One Year	5.98
Life of Fund (11/29/02)	5.88

Average Annual Total Return (by net asset value)

Six Months	2.63%
One Year	6.98
Life of Fund (11/29/02)	7.49

(1)         Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

Lipper Averages(3)

Lipper Florida Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	1.30%
One Year	4.84
Life of Fund (11/30/02)	6.31

Market Yields

Market Yield (4)	5.02%
Taxable Equivalent Market Yield(5)	7.72

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	57
• Average Maturity:	24.9 years
• Effective Maturity:	10.1 years
• Average Rating:	AAA
• Average Call:	8.6 years
• Average Dollar Price:	$95.55
• Leverage:*	36%

*                 The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification contained 17, 17 and 16 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	-8.14%
One Year	-0.62%
Life of Fund (11/29/02)	9.11

Average Annual Total Return (by net asset value)

Six Months	3.16%
One Year	7.54
Life of Fund (11/29/02)	8.37

(1)   Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

LipperAverages(3)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	1.03%
One Year	5.01
Life of Fund (11/30/02)	6.89

Market Yields

Market Yield(4)	4.95%
Taxable Equivalent Market Yield(5)	8.04

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	38
• Average Maturity:	27.8 years
• Effective Maturity:	12.5 years
• Average Rating:	AA+
• Average Call:	10.5 years
• Average Dollar Price:	$100.71
• Leverage:*	36%

*      The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 44, 44 and 44 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	-5.84%
One Year	-5.24
Life of Fund (11/29/02)	7.27

Average Annual Total Return (by net asset value)

Six Months	2.93%
One Year	7.80
Life of Fund (11/29/02)	7.66

(1)         Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

LipperAverages(3)

Lipper Michigan Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	1.10%
One Year	5.02
Life of Fund (11/30/02)	6.64

Market Yields

Market Yield(4)	5.04%
Taxable Market Yield Equivalent(5)	8.07

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	32
• Average Maturity:	24.1 years
• Effective Maturity:	8.2 years
• Average Rating:	AA+
• Average Call:	7.9 years
• Average Dollar Price:	$97.28
• Leverage:*	37%

*                 The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 7, 7 and 7 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	-0.54%
One Year	9.70
Life of Fund	9.61

Average Annual Total Return (by net asset value)

Six Months	2.88%
One Year	7.12
Life of Fund (11/29/02)	8.64

(1)         Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance (2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

LipperAverages (3)

Lipper New Jersey Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	1.45%
One Year	5.71
Life of Fund (11/30/02)	7.61

Market Yields

Market Yield (4)	5.10%
Taxable Equivalent Market Yield(5)	8.62

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	52
• Average Maturity:	25.5 years
• Effective Maturity:	12.9 years
• Average Rating:	AA+
• Average Call:	11.9 years
• Average Dollar Price:	$90.83
• Leverage:*	36%

*                 The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 13, 13 and 13 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	2.48%
One Year	5.68
Life of Fund (11/29/02)	7.20

Average Annual Total Return (by net asset value)

Six Months	3.46%
One Year	8.46
Life of Fund (11/29/02)	9.09

(1)   Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

Lipper Averages(3)

Lipper New York Insured Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.85%
One Year	4.65
Life of Fund (11/30/02)	6.42

Market Yields

Market Yield(4)	4.82%
Taxable Equivalent Market Yield(5)	8.03

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	47
• Average Maturity:	26.3 years
• Effective Maturity:	11.1 years
• Average Rating:	AA+
• Average Call:	10.5 years
• Average Dollar Price:	$95.98
• Leverage:*	36%

*      The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.(3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Insured Municipal Debt Funds Classification contained 12, 12 and 12 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	4.13%
One	3.61
Life of Fund (11/29/02)	6.88

Average Annual Total Return (by net asset value)

Six Months	3.54%
One Year	7.74
Life of Fund (11/29/02)	7.40

(1)   Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	1.03%
One Year	5.01%
Life of Fund (11/30/02)	6.89

Market Yields

Market Yield(4)	4.97%
Taxable Equivalent Market Yield(5)	8.21

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	44
• Average Maturity:	23.8 years
• Effective Maturity:	9.9 years
• Average Rating	AA+
• Average Call:	9.7 years
• Average Dollar Price:	$94.24
• Leverage:*	36%

*      The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.(3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 44, 44 and 44 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 39.47% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 3/31/06(1)

Average Annual Total Return (by share price, American Stock Exchange)

Six Months	-2.18%
One Year	4.83
Life of Fund (11/29/02)	7.45

Average Annual Total Return (by net asset value)

Six Months	3.81%
One Year	10.35
Life of Fund (11/29/02)	8.07

(1)   Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.98%
One Year	3.81
Life of Fund (11/30/02)	4.72

LipperAverages(3)

Lipper Pennsylvania Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	1.36%
One Year	5.44
Life of Fund (11/30/02)	7.00

Market Yields

Market Yield (4)	4.93%
Taxable Equivalent Market Yield(5)	7.83

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution(6), (7)

By total investments

Fund Statistics(7)

• Number of Issues:	57
• Average Maturity:	24.7 years
• Effective Maturity:	9.6 years
• Average Rating:	AAA
• Average Call:	9.2 years
• Average Dollar Price:	$96.78
• Leverage:*	37%

*                 The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2)   It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 9, 9 and 9 funds for the 6-month, 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s market yield is calculated by dividing the last dividend per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. 7 Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.3%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 2.7%
$2,500	Long Island Power Authority, NY, Electric Systems Revenue, 4.50%, 12/1/24	$2,458,000
1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	1,638,752
		$4,096,752
Escrowed / Prerefunded — 1.0%
$1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$1,558,212
		$1,558,212
General Obligations — 7.3%
$4,500	California, 5.25%, 4/1/30	$4,696,155
2,215	California, 5.50%, 11/1/33	2,407,151
4,000	New York City, NY, 5.25%, 1/15/33	4,191,440
		$11,294,746
Hospital — 9.3%
$1,275	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,296,586
3,335	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	3,384,458
400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	402,112
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	890,316
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	762,990
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	402,773
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	517,430
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,034,090
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,023,090
4,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	4,644,270
		$14,358,115

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 11.9%
$2,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$2,654,750
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	10,167,190
3,900	JEA, FL, Electric System, (FSA), 5.00%, 10/1/34	3,997,383
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,547,790
		$18,367,113
Insured-General Obligations — 19.6%
$1,600	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	$1,281,600
2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	2,214,114
1,640	California, (XLCA), Variable Rate, 8.415%, 10/1/28(1)(2)	1,798,309
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,547,951
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	4,424,000
1,000	Desert Sands, CA, Unified School District, (Election of 2001), (FSA), 5.00%, 6/1/24	1,045,270
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	4,979,972
2,080	Philadelphia, PA, (FSA), Variable Rate, 8.378%, 9/15/31(1)(2)	2,221,253
770	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	595,172
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,685,773
10,000	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 12/1/23	4,378,400
		$30,171,814
Insured-Hospital — 2.7%
$3,000	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 9.30%, 8/15/38(1)(2)	$4,119,420
		$4,119,420
Insured-Lease Revenue / Certificates of Participation — 2.9%
$4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$4,398,580
		$4,398,580
Insured-Other Revenue — 1.0%
$1,500	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$1,530,300
		$1,530,300

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Private Education — 3.7%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$3,071,250
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,624,975
		$5,696,225
Insured-Public Education — 7.7%
$3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$3,647,770
5,335	University of California, (AMBAC), 5.00%, 9/1/27	5,508,921
2,500	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/29	2,669,800
		$11,826,491
Insured-Sewer Revenue — 1.7%
$2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	$2,635,384
		$2,635,384
Insured-Special Assessment Revenue — 1.5%
$2,165	San Jose, CA, Redevelopment Agency Tax, (MBIA), Variable Rate, 8.415%, 8/1/32(1)(2)	$2,333,480
		$2,333,480
Insured-Special Tax Revenue — 4.4%
$4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	$4,212,800
2,500	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	2,501,975
		$6,714,775
Insured-Transportation — 31.8%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,020,170
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	5,559,323
12,390	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	5,209,747
3,835	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 8.375%, 1/1/37(1)(2)	3,991,890
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20	7,330,447
5,000	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	5,276,800

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	$10,188,900
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,314,900
		$48,892,177
Insured-Utilities — 8.4%
$6,500	Los Angeles, CA, Department of Water and Power, (FGIC), 5.00%, 7/1/43	$6,668,480
6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	6,179,580
		$12,848,060
Insured-Water and Sewer — 12.4%
$2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38(3)	$2,269,478
4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	5,006,802
8,155	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	8,391,903
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	2,007,486
1,275	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Variable Rate, 8.76%, 12/1/27(1)(2)	1,469,081
		$19,144,750
Insured-Water Revenue — 17.5%
$2,330	Contra Costa, CA, Water District, (FSA), Variable Rate, 8.418%, 10/1/32(1)(2)	$2,544,943
3,450	Detroit, MI, Water Supply System, (MBIA), Variable Rate, 8.25%, 7/1/34(1)(2)	3,737,385
6,500	Massachusetts Water Resource Authority, (AMBAC), 4.00%, 8/1/40	5,623,995
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,241,010
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	2,981,413
4,610	Texas Southmost Regional Water Authority, (MBIA), 5.00%, 9/1/32	4,722,853
		$26,851,599
Special Tax Revenue — 1.5%
$750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	$777,623
1,480	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,558,425
		$2,336,048
Transportation — 5.3%
$7,980	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	$8,121,166
		$8,121,166

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Total Tax-Exempt Investments — 154.3% (identified cost $225,809,153)		$237,295,207
Other Assets, Less Liabilities — 2.6%		$4,013,186
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.9)%		$(87,500,475)
Net Assets Applicable to Common Shares — 100.0%		$153,807,918

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 82.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 34.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $23,773,973 or 15.5% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.6%
Principal Amount (000's omitted)	Security	Value
General Obligations — 4.4%
$900	California, 5.25%, 4/1/30	$939,231
1,465	California, 5.50%, 11/1/33	1,592,089
		$2,531,320
Hospital — 6.9%
$925	California Health Facilities Financing Authority, (Cedars Sinai Hospital), Variable Rate, 6.43%, 11/15/34(1)(2)	$952,445
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,997,595
		$3,950,040
Insured-Electric Utilities — 6.7%
$1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$1,519,014
1,650	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.20%, 7/1/29(1)(2)	1,841,268
455	Sacramento Municipal Electric Utility District, (FSA), Variable Rate, 8.416%, 8/15/28(1)(3)	497,329
		$3,857,611
Insured-General Obligations — 39.9%
$1,250	California, (AMBAC), 5.00%, 4/1/27	$1,290,900
415	California, (XLCA), Variable Rate, 8.415%, 10/1/28(1)(3)	455,060
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,579,950
2,000	Laguna Salada Union School District, (FGIC), 0.00%, 8/1/22	934,980
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,412,298
1,000	Los Angeles Unified School District, (FGIC), 5.00%, 7/1/22	1,053,280
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	2,001,619
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,038,900
735	San Diego Unified School District, (MBIA), Variable Rate, 9.915%, 7/1/24(1)(3)	1,050,484
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,101,023
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,808,660
2,620	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	2,526,807
1,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	1,041,780
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,494,944
2,600	Union Elementary School District, (FGIC), 0.00%, 9/1/23	1,153,724
		$22,944,409

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 20.6%
$4,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	$4,061,000
4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27(4)	4,387,020
2,250	Orange County Water District Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,319,097
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,104,003
		$11,871,120
Insured-Public Education — 15.7%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$4,116,160
1,000	University of California, (FGIC), 4.75%, 5/15/37	1,005,980
3,790	University of California, (FGIC), 5.125%, 9/1/31	3,928,032
		$9,050,172
Insured-Sewer Revenue — 4.4%
$2,425	Los Angeles Wastewater Treatment System, (FGIC), 5.00%, 6/1/28	$2,503,352
		$2,503,352
Insured-Special Assessment Revenue — 18.2%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	$2,585,025
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,585,025
1,750	Irvine Public Facility and Infrastructure Authority Assessment, (AMBAC), 5.00%, 9/2/26	1,805,562
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,069,160
1,335	San Jose Redevelopment Agency Tax, (MBIA), Variable Rate, 8.415%, 8/1/32(1)(3)	1,438,890
		$10,483,662
Insured-Special Tax Revenue — 12.4%
$2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$704,020
1,060	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	238,913
8,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,263,360
1,000	San Francisco Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	1,026,140
3,750	San Francisco Bay Area Rapid Transportation District, (AMBAC), 5.125%, 7/1/36	3,869,737
		$7,102,170

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 15.7%
$4,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36	$4,133,520
2,250	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,379,150
6,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	2,490,178
		$9,002,848
Insured-Utilities — 3.1%
$1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	$1,796,725
		$1,796,725
Insured-Water Revenue — 4.2%
$835	Contra Costa Water District, (FSA), Variable Rate, 8.418%, 10/1/32(1)(3)	$912,029
1,630	San Francisco City and County Public Utilities Commission Water Revenue, (FSA), 4.25%, 11/1/33	1,527,506
		$2,439,535
Water Revenue — 4.4%
$2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	$2,544,625
		$2,544,625
Total Tax-Exempt Investments — 156.6% (identified cost $86,892,773)		$90,077,589
Other Assets, Less Liabilities — 2.1%		$1,183,043
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.7)%		$(33,755,543)
Net Assets Applicable to Common Shares — 100.0%		$57,505,089

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March31, 2006, 90.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 26.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $7,147,505 or 12.4% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.8%
Principal Amount (000's omitted)	Security	Value
Hospital — 11.5%
$1,150	Brevard County, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,169,469
500	Highlands County, Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	505,110
1,160	Highlands County, Health Facilities Authority, (Adventist Health), 5.25%, 11/15/23	1,200,890
500	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	510,990
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,032,060
		$4,418,519
Insured-Education — 3.7%
$1,460	Broward County, Educational Facilities Authority, (Nova Southeastern), (AGC), 4.50%, 4/1/36(1)	$1,405,338
		$1,405,338
Insured-Electric Utilities — 11.9%
$1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	$1,551,645
2,435	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34	2,454,407
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.20%, 7/1/29(2)(3)	557,960
		$4,564,012
Insured-Escrowed / Prerefunded — 4.3%
$1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,150,706
440	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.076%, 7/1/28(2)(4)	481,985
		$1,632,691
Insured-General Obligations — 9.0%
$1,345	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	$1,390,474
2,000	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32(5)	2,067,620
		$3,458,094

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 14.1%
$1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,035,210
1,500	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,555,140
1,510	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.25%, 7/1/24(6)	1,658,765
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,144,950
		$5,394,065
Insured-Miscellaneous — 9.3%
$1,500	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$1,508,145
2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	2,063,000
		$3,571,145
Insured-Pooled Loans — 3.5%
$1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	$693,454
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	659,847
		$1,353,301
Insured-Sewer Revenue — 2.7%
$1,000	Pinellas County, Sewer, (FSA), 5.00%, 10/1/32	$1,034,750
		$1,034,750
Insured-Special Assessment Revenue — 7.5%
$2,780	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	$2,871,073
		$2,871,073
Insured-Special Tax Revenue — 37.4%
$1,000	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27	$1,042,100
1,250	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32	1,298,163
1,000	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 8.375%, 10/1/35(2)(4)	1,054,620
1,500	Jacksonville Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,544,850
3,750	Jacksonville Transportation, (MBIA), 5.00%, 10/1/31	3,843,225
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,329,328
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	129,522
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,390,080

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	$227,869
500	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/25	524,930
750	Orange County Tourist Development, (AMBAC), Variable Rate, 8.75%, 10/1/30(2)(4)	835,815
445	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	156,644
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	348,580
1,120	Sunrise Public Facility, (MBIA), 0.00%, 10/1/20	580,843
		$14,306,569
Insured-Transportation — 17.2%
$1,500	Florida Turnpike Authority, Water& Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	$1,478,700
1,500	Miami-Dade County, Expressway Authority, (FGIC), 5.00%, 7/1/33	1,553,730
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	680,969
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	786,708
1,700	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	651,933
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.415%, 7/1/32(2)(4)	362,360
940	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.419%, 7/1/36(2)(4)	1,072,286
		$6,586,686
Insured-Utilities — 7.2%
$1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32	$1,599,259
4,675	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	1,138,503
		$2,737,762
Insured-Water and Sewer — 17.9%
$640	Fort Myers, Utility System Revenue, (MBIA), 4.50%, 10/1/36(1)	$625,965
1,500	Jacksonville Electric Authority, Water and Sewer System, (MBIA), 4.75%, 10/1/30	1,513,050
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	2,077,900
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,035,010
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,058,700
500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.13%, 10/1/27(2)(3)	523,540
		$6,834,165

Principal Amount (000's omitted)	Security	Value
Transportation — 1.6%
$250	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	$254,695
350	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	356,192
		$610,887
Total Tax-Exempt Investments — 158.8% (identified cost $58,565,697)		$60,779,057
Other Assets, Less Liabilities — 0.0%		$3,430
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.8)%		$(22,507,394)
Net Assets Applicable to Common Shares — 100.0%		$38,275,093

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 91.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 50.0% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $4,888,566 or 12.8% of the Fund's net assets applicable to common shares.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.4%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.6%
$600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$680,532
		$680,532
Hospital — 10.1%
$1,500	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	$1,619,370
1,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	1,058,580
		$2,677,950
Insured-Escrowed / Prerefunded — 9.1%
$3,000	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,198,800
1,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.41%, 7/1/32(1)(2)	1,209,630
		$2,408,430
Insured-General Obligations — 10.4%
$2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	$2,253,860
500	Sandwich, (MBIA), 4.50%, 7/15/29	500,630
		$2,754,490
Insured-Hospital — 7.4%
$750	Massachusetts HEFA, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$721,582
1,210	Massachusetts HEFA, (New England Medical Center ), (FGIC), 5.00%, 5/15/25	1,256,694
		$1,978,276
Insured-Lease Revenue / Certificates of Participation — 15.3%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,811,180
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,035,520
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.165%, 7/1/36(1)(2)	1,218,330
		$4,065,030

Principal Amount (000's omitted)	Security	Value
Insured-Miscellaneous — 8.4%
$2,100	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.375%, 1/1/42	$2,243,493
		$2,243,493
Insured-Pooled Loans — 3.4%
$800	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 8.415%, 8/1/27(1)(2)	$904,592
		$904,592
Insured-Private Education — 21.9%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,118,300
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,228,500
1,000	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	1,131,110
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,574,985
500	Massachusetts Development Finance Agency, (Western New England College, (AGC), 5.00%, 9/1/33	514,935
250	Massachusetts IFA, (Tufts University), (MBIA), 4.75%, 2/15/28	251,285
		$5,819,115
Insured-Public Education — 17.4%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$815,535
1,000	Massachusetts HEFA, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,037,170
1,150	Massachusetts HEFA, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,188,030
1,500	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	1,568,250
		$4,608,985
Insured-Special Tax Revenue — 8.1%
$1,280	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32(3)	$1,321,152
750	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	665,220
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	160,010
		$2,146,382
Insured-Transportation — 15.6%
$5,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$2,049,777
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,264,375

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$415	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 8.375%, 1/1/37(1)(2)	$431,978
335	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.419%, 7/1/36(1)(2)	382,145
		$4,128,275
Insured-Water and Sewer — 14.6%
$1,500	Massachusetts Water Resource Authority, (AMBAC), 4.00%, 8/1/40	$1,297,845
2,500	Massachusetts Water Resource Authority, (FSA), 5.00%, 8/1/32	2,568,775
		$3,866,620
Nursing Home — 2.7%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.15%, 7/1/31	$727,351
		$727,351
Private Education — 6.8%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	$526,780
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	764,865
500	Massachusetts HEFA, (Boston College), 5.125%, 6/1/24	521,360
		$1,813,005
Transportation — 4.6%
$1,200	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	$1,221,228
		$1,221,228
Total Tax-Exempt Investments — 158.4% (identified cost $40,013,404)		$42,043,754
Other Assets, Less Liabilities — (0.0)%		$(4,128)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.4)%		$(15,501,293)
Net Assets Applicable to Common Shares — 100.0%		$26,538,333

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 83.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 26.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $4,146,675 or 15.6% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.4%
Principal Amount (000's omitted)	Security	Value
Education — 2.2%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$507,490
		$507,490
Electric Utilities — 5.7%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,283,437
		$1,283,437
Hospital — 20.2%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$394,188
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,058,050
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	1,560,345
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,573,890
		$4,586,473
Insured-Electric Utilities — 2.3%
$500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$520,905
		$520,905
Insured-Escrowed / Prerefunded — 34.8%
$1,550	Detroit School District, (School Bond Loan Fund), Prerefunded to 5/1/12, (FSA), 5.125%, 5/1/31	$1,659,523
1,000	Melvindale-Northern Allen Park School District, (Building and Site), Prerefunded to 11/1/12, (FSA), 5.00%, 5/1/28	1,067,000
1,150	Michigan Hospital Finance Authority, (St. John Health System), Escrowed to Maturity, (AMBAC), 5.00%, 5/15/28	1,180,923
1,000	Michigan Trunk Line, Prerefunded to 11/1/11, (FSA), 5.00%, 11/1/25	1,062,000
1,095	Puerto Rico, Prerefunded to 7/1/12, Variable Rate, (FGIC), 8.41%, 7/1/32(1)(2)	1,324,545
1,500	Reed City Public Schools, Prerefunded to 5/1/14, (FSA), 5.00%, 5/1/29	1,605,675
		$7,899,666

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 15.3%
$1,960	Grand Rapids and Kent County Joint Building Authority, (Devos Place), (MBIA), 0.00%, 12/1/27	$704,306
4,000	Grand Rapids and Kent County Joint Building Authority, (MBIA), 0.00%, 12/1/30	1,241,440
750	Greenville Public Schools, (MBIA), 5.00%, 5/1/25	778,815
1,330	Okemos Public School District, (MBIA), 0.00%, 5/1/19	741,116
		$3,465,677
Insured-Hospital — 9.5%
$500	Michigan Hospital Finance Authority, Mid-Michigan Obligation Group, (AMBAC), 5.00%, 4/15/32	$510,535
1,590	Royal Oak Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,646,175
		$2,156,710
Insured-Lease Revenue / Certificates of Participation — 14.2%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$829,798
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,178,685
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.165%, 7/1/36(1)(2)	1,218,330
		$3,226,813
Insured-Public Education — 10.3%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32(3)	$1,555,800
750	Lake Superior University, (AMBAC), 5.125%, 11/15/26	778,260
		$2,334,060
Insured-Sewer Revenue — 5.7%
$1,250	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	$1,300,838
		$1,300,838
Insured-Special Tax Revenue — 18.2%
$1,500	Lansing Building Authority, (MBIA), 5.00%, 6/1/29	$1,554,255
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	1,550,985
1,000	Ypsilanti Community Utilities Authority, (San Sewer System), (FGIC), 5.00%, 5/1/32	1,028,190
		$4,133,430

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Utility — 6.9%
$1,000	Lansing Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/25	$1,039,980
510	Lansing Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/26	529,268
		$1,569,248
Insured-Water Revenue — 11.1%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,638,800
800	Detroit Water Supply System, (MBIA), Variable Rate, 8.25%, 7/1/34(1)(2)	866,640
		$2,505,440
Total Tax-Exempt Investments — 156.4% (identified cost $33,529,555)		$35,490,187
Other Assets, Less Liabilities — 3.1%		$705,342
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.5)%		$(13,503,216)
Net Assets Applicable to Common Shares — 100.0%		$22,692,313

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 82.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 25.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $3,409,515 or 15.0% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.6%
Principal Amount (000's omitted)	Security	Value
Hospital — 8.4%
$100	Camden County Improvement Authority, (Cooper Health), 5.00%, 2/15/25	$100,528
180	Camden County Improvement Authority, (Cooper Health), 5.00%, 2/15/35	178,063
150	Camden County Improvement Authority, (Cooper Health), 5.25%, 2/15/27	152,598
1,300	Camden County Improvement Authority, (Cooper Health), 5.75%, 2/15/34	1,362,686
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	626,519
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	612,956
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	253,425
		$3,286,775
Insured-Escrowed / Prerefunded — 4.8%
$1,550	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.41%, 7/1/32(1)(2)	$1,874,926
		$1,874,926
Insured-General Obligations — 23.8%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,074,201
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,089,141
1,500	Bordentown Regional School District Board of Education, (FGIC), 5.00%, 1/15/30(3)	1,555,950
265	Florence Township Fire District No. 1, (MBIA), 5.125%, 7/15/28	284,260
170	Florence Township Fire District No.1, (MBIA), 5.125%, 7/15/29	181,917
800	Freehold Township Board of Education, (MBIA), 4.375%, 2/15/32	774,664
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,134,495
1,250	Jersey City, (FSA), 5.25%, 9/1/23	1,336,000
530	Madison Boro Board of Education, (MBIA), 4.75%, 7/15/35	535,719
350	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33(4)	341,922
		$9,308,269

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 9.6%
$2,750	New Jersey Health Care Facilities, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	$2,827,165
900	New Jersey Health Care Facilities, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	918,423
		$3,745,588
Insured-Lease Revenue / Certificates of Participation — 14.8%
$530	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$537,420
2,670	Lafayette Yard, Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35(5)	2,728,580
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,278,975
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.165%, 7/1/36(1)(2)	1,218,330
		$5,763,305
Insured-Pooled Loans — 2.8%
$950	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 8.415%, 8/1/27(1)(2)	$1,074,203
		$1,074,203
Insured-Private Education — 5.1%
$1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/28	$1,037,150
1,000	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	964,960
		$2,002,110
Insured-Public Education — 19.1%
$1,200	New Jersey EDA, (School Facilities), (FGIC), 5.00%, 7/1/33	$1,236,576
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.125%, 7/1/30	1,567,245
4,490	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,643,782
		$7,447,603
Insured-Sewer Revenue — 4.7%
$1,350	Passaic Valley Sewer Commissioners, (FGIC), 2.50%, 12/1/32	$930,811
2,500	Rahway Valley, Sewerage Authority, (MBIA), 0.00%, 9/1/27	909,225
		$1,840,036

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 13.6%
$10,000	Garden State New Jersey Preservation Trust, (FSA), 0.00%, 11/1/28	$3,456,300
1,660	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	584,337
890	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	200,597
6,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,078,350
		$5,319,584
Insured-Transportation — 27.0%
$800	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	$832,512
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	1,549,995
1,290	Port Authority of New York and New Jersey, (FSA), Variable Rate, 8.395%, 11/1/27(1)(2)	1,453,765
2,520	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,851,506
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	1,035,890
770	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	750,904
2,000	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	2,079,860
		$10,554,432
Insured-Water and Sewer — 4.9%
$4,500	Middlesex County Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,912,680
		$1,912,680
Private Education — 3.3%
$1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,289,025
		$1,289,025
Senior Living / Life Care — 1.5%
$600	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	$602,664
		$602,664
Special Tax Revenue — 5.1%
$150	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	$155,524
500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	514,415
500	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	526,495
750	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	787,163
		$1,983,597

Principal Amount (000's omitted)	Security	Value
Transportation — 8.1%
$1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,289,263
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,873,673
		$3,162,936
Total Tax-Exempt Investments — 156.6% (identified cost $58,364,519)		$61,167,733
Other Assets, Less Liabilities — 1.0%		$390,618
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.6)%		$(22,505,991)
Net Assets Applicable to Common Shares — 100.0%		$39,052,360

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 83.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 22.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $5,621,224 or 14.4% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  When-issued security.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.3%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.6%
$625	Long Island Power Authority, (NY Electic System), 4.50%, 12/1/24	$614,500
		$614,500
General Obligations — 8.4%
$1,000	New York, 5.00%, 6/1/30	$1,028,900
500	New York, 5.25%, 8/15/26	530,370
1,650	New York, NY, 5.25%, 1/15/28	1,731,922
		$3,291,192
Hospital — 2.0%
$750	Suffolk County, IDA, (Huntington Hospital), 5.875%, 11/1/32	$785,962
		$785,962
Housing — 2.1%
$835	New York City Housing Development Corp., (Multi-Family Housing), 4.65%, 5/1/26	$839,459
		$839,459
Industrial Development Revenue — 3.0%
$1,160	New York City, IDA, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	$1,168,619
		$1,168,619
Insured-Electric Utilities — 6.0%
$2,250	Long Island Power Authority, (NY Electric System), (AMBAC), 5.00%, 9/1/34	$2,332,485
		$2,332,485
Insured-Escrowed / Prerefunded — 3.3%
$580	New York City Trust Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 10.549%, 7/1/29(1)(2)	$705,280
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.41%, 7/1/32(1)(2)	604,815
		$1,310,095

Principal Amount (000's omitted) Security		Value
Insured-General Obligations — 9.9%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,317,222
1,500	Sachem School District, (MBIA), 5.00%, 6/15/27	1,565,790
		$3,883,012
Insured-Health Care Miscellaneous — 4.6%
$1,000	New York City, IDA, (American National Red Cross Project), (AMBAC), 5.00%, 2/1/36	$1,039,720
750	New York Dormitory Authority, (Mental Health Services Facilities), (FGIC), 5.00%, 2/15/24	782,445
		$1,822,165
Insured-Hospital — 8.0%
$4,575	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/26	$1,850,587
3,365	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	1,290,848
		$3,141,435
Insured-Lease Revenue / Certificates of Participation — 3.1%
$1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.165%, 7/1/36(1)(2)	$1,218,330
		$1,218,330
Insured-Other Revenue — 10.4%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$1,986,646
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,077,800
		$4,064,446
Insured-Private Education — 22.5%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$1,026,140
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,602,625
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	2,355,645
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	623,574
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,026,140

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Private Education (continued)
$500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	$518,260
625	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	643,725
		$8,796,109
Insured-Public Education — 7.1%
$1,000	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/25	$1,104,710
1,500	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/30	1,673,235
		$2,777,945
Insured-Special Tax Revenue — 12.1%
$700	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$700,553
1,385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	487,534
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	424,762
740	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	166,789
2,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	693,225
14,975	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	2,250,892
		$4,723,755
Insured-Transportation — 22.2%
$2,000	Metropolitan Transportation Authority, Transportation Revenue Bonds, (FGIC), 5.25%, 11/15/31	$2,121,980
835	Port Authority of New York and New Jersey, (FSA), Variable Rate, 8.395%, 11/1/27(1)(2)	941,003
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.505%, 7/1/28(1)(2)	1,087,930
375	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	414,836
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	2,071,780
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,062,980
		$8,700,509

Principal Amount (000's omitted) Security		Value
Insured-Water and Sewer — 14.2%
$3,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38(3)	$3,088,440
2,400	Niagara Falls, Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	2,478,072
		$5,566,512
Insured-Water Revenue — 5.4%
$2,215	New York Environmental Facilities Corp., (MBIA), 4.25%, 6/15/28	$2,127,087
		$2,127,087
Other Revenue — 1.6%
$500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.028%, 10/1/32(1)(2)	$610,470
		$610,470
Private Education — 5.2%
$1,000	Dutchess County, Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,028,390
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,018,580
		$2,046,970
Transportation — 2.6%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,031,410
		$1,031,410
Total Tax-Exempt Investments — 155.3% (identified cost $58,710,870)		$60,852,467
Other Assets, Less Liabilities — 2.1%		$832,318
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.4)%		$(22,505,359)
Net Assets Applicable to Common Shares — 100.0%		$39,179,426

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 82.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 30.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $5,167,828 or 13.2% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.4%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 2.8%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,036,410
		$1,036,410
Hospital — 2.5%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$953,937
		$953,937
Insured-Electric Utilities — 17.0%
$1,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	$1,508,805
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,673,800
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	705,119
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,884,500
600	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7.81%, 7/1/33(1)(2)	622,458
		$6,394,682
Insured-Escrowed / Prerefunded — 3.3%
$615	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.076%, 7/1/28(1)(2)	$673,683
500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 8.13%, 1/1/29(1)(3)	580,730
		$1,254,413
Insured-General Obligations — 55.6%
$1,500	Ashtabula School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30(4)	$1,546,620
1,000	Cleveland, Municipal School District, (FSA), 5.00%, 12/1/27	1,039,690
1,500	Columbus School District, (FSA), 5.00%, 12/1/32	1,559,250
2,250	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	2,324,340
575	Gallipolis School District, (Construction Improvements), (MBIA), 4.50%, 12/1/33(5)	560,314
1,190	Jefferson County, (AMBAC), 4.75%, 12/1/34	1,206,481
600	Lakota School District, (FGIC), 5.25%, 12/1/26	673,530
2,500	Olentangy School District, (School Facility Construction and Improvements), (MBIA), 5.00%, 12/1/30	2,577,700

Principal Amount (000's omitted) Security		Value
Insured-General Obligations (continued)
$2,400	Plain School District, (FGIC), 0.00%, 12/1/27	$825,120
1,400	Powell, (FGIC), 5.50%, 12/1/32	1,509,172
2,500	Springboro Community School District, (MBIA), 5.00%, 12/1/32	2,594,000
750	Tecumseh School District, (FGIC), 4.75%, 12/1/31	758,723
2,600	Trotwood-Madison School District, (School Improvements), (FGIC), 5.00%, 12/1/30	2,683,824
1,000	Zanesville School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,044,210
		$20,902,974
Insured-Hospital — 6.9%
$1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	$1,029,740
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,566,225
		$2,595,965
Insured-Lease Revenue / Certificates of Participation — 9.4%
$1,000	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/27	$1,039,750
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.165%, 7/1/36(1)(2)	1,218,330
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	247,620
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,024,450
		$3,530,150
Insured-Pooled Loans — 0.9%
$280	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 8.415%, 8/1/27(1)(2)	$316,607
		$316,607
Insured-Public Education — 14.3%
$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$3,112,950
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,252,356
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,029,910
		$5,395,216

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Special Tax Revenue — 12.5%
$4,315	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22	$2,025,332
5,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23	2,231,150
1,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24	424,760
		$4,681,242
Insured-Transportation — 14.9%
$4,000	Cleveland Airport System, (FSA), 5.00%, 1/1/31(6)	$4,085,280
500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	565,775
885	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.505%, 7/1/28(1)(2)	962,818
		$5,613,873
Pooled Loans — 7.3%
$1,500	Cleveland-Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,525,245
1,150	Rickenbacker Port Authority Capital Funding, (Oasbo), 5.375%, 1/1/32	1,231,972
		$2,757,217
Private Education — 8.0%
$1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	$1,029,930
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.63%, 10/1/29(1)(3)	1,099,220
850	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.25%, 11/15/33	891,268
		$3,020,418
Total Tax-Exempt Investments — 155.4% (identified cost $55,897,698)		$58,453,104
Other Assets, Less Liabilities — 2.8%		$1,046,378
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.2)%		$(21,875,000)
Net Assets Applicable to Common Shares — 100.0%		$37,624,482

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 86.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 28.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $5,473,846 or 14.5% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  When-issued security.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.3%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 0.8%
$325	Puerto Rico Electric Power Authority, Variable Rate, 6.897%, 7/1/29(1)(2)	$348,673
		$348,673
Hospital — 7.9%
$750	Lancaster County Hospital Authority, 5.50%, 3/15/26	$780,892
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	373,369
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,534,635
750	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	814,957
		$3,503,853
Insured-Electric Utilities — 7.8%
$1,500	Lehigh County IDA, Pollution Control, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29	$1,500,480
1,500	Lehigh County IDA, Pollution Control, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	1,511,265
400	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.11%, 7/1/29(1)(3)	469,552
		$3,481,297
Insured-Escrowed / Prerefunded — 18.8%
$1,000	Butler School District, (FSA), Prerefunded to 4/1/14 , 5.00%, 4/1/31	$1,070,360
2,050	Pennsylvania Turnpike Commission, (AMBAC), Prerefunded to 7/15/11, 5.00%, 7/15/41	2,191,901
1,355	Philadelphia Natural Gas Works, (FSA), Prerefunded to 8/1/11, 5.125%, 8/1/31	1,446,124
400	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.41%, 7/1/32(1)(3)	483,852
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	286,446
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,323,886
1,440	Upper Clair Township School District, (FSA), Prerefunded to 7/15/12, 5.00%, 7/15/32	1,534,363
		$8,336,932
Insured-Gas Utilities — 2.1%
$875	Philadelphia Natural Gas Works, (FSA), Variable Rate, 6.62%, 7/1/28(2)	$927,211
		$927,211

Principal Amount (000's omitted) Security		Value
Insured-General Obligations — 30.1%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	$1,750,601
4,845	Canon McMillan School District, (FGIC), 0.00%, 12/1/33	1,290,224
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	526,570
1,000	Gateway, School District Alleghany County, (FGIC), 5.00%, 10/15/32	1,033,910
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,243,927
1,000	Neshaminy School District, (AMBAC), 4.375%, 5/1/27	971,120
2,000	Pennridge School District, (MBIA), 5.00%, 2/15/29	2,069,800
500	Philadelphia, (FSA), 5.00%, 9/15/31	511,320
585	Philadelphia, (FSA), Variable Rate, 8.378%, 9/15/31(1)(3)	624,727
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,027,390
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/29	455,725
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/30	429,482
1,290	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/31	376,216
1,060	Upper Clair Township School District, (FSA), 5.00%, 7/15/32	1,089,553
		$13,400,565
Insured-Hospital — 2.3%
$1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	$1,030,440
		$1,030,440
Insured-Industrial Development Revenue — 3.9%
$1,700	Allegheny County IDA, (MBIA), 5.00%, 11/1/29	$1,755,233
		$1,755,233
Insured-Lease Revenue / Certificates of Participation — 7.1%
$1,300	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	$1,366,807
1,700	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,782,382
		$3,149,189
Insured-Private Education — 15.7%
$1,000	Chester County IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,026,800
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,400,892

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Private Education (continued)
$2,500	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29(4)	$2,562,675
		$6,990,367
Insured-Public Education — 8.0%
$2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,529,096
1,000	Pennsylvania HEFA, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,027,150
		$3,556,246
Insured-Special Tax Revenue — 15.5%
$4,350	Pittsburgh and Allegheny County Public Auditorium, (AMBAC), 5.00%, 2/1/29	$4,485,981
1,925	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	677,619
1,180	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	265,960
8,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,443,330
		$6,872,890
Insured-Transportation — 17.3%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,076,720
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,029,610
950	Pennsylvania Turnpike Commission, Registration Fee, (FSA), Variable Rate, 9.04%, 1/15/23(1)(3)	1,310,031
2,100	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	2,323,083
815	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.419%, 7/1/36(1)(3)	929,695
		$7,669,139
Insured-Water and Sewer — 13.9%
$1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	$617,693
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	856,031
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	727,699
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,543,695
1,000	Philadelphia Water & Wastewater, (FGIC), Variable Rate, 8.375%, 11/1/31(1)(3)	1,088,850
580	Pittsburgh Water and Sewer Authority, (AMBAC), Variable Rate, 8.76%, 12/1/27(1)(3)	668,288
650	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	668,148
		$6,170,404

Principal Amount (000's omitted) Security		Value
Transportation — 5.1%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,437,562
800	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	814,152
		$2,251,714
Total Tax-Exempt Investments — 156.3% (identified cost $66,758,165)		$69,444,153
Other Assets, Less Liabilities — 2.2%		$992,147
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.5)%		$(26,002,061)
Net Assets Applicable to Common Shares — 100.0%		$44,434,239

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 91.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 25.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $5,923,668 or 13.3% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of March 31, 2006

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Assets
Investments —
Identified cost	$225,809,153	$86,892,773	$58,565,697
Unrealized appreciation	11,486,054	3,184,816	2,213,360
Investments, at value	$237,295,207	$90,077,589	$60,779,057
Cash	$1,084,058	$253,909	$65,598
Receivable for investments sold	—	—	1,000,000
Interest receivable	3,064,823	989,177	1,016,950
Receivable for daily variation margin on open financial futures contracts	18,750	6,250	4,821
Prepaid expenses	8,452	8,100	8,089
Total assets	$241,471,290	$91,335,025	$62,874,515
Liabilities
Payable for when-issued securities	$—	$—	$2,033,939
Payable to affiliate for investment advisory fees	82,440	31,190	20,741
Accrued expenses	80,457	43,203	37,348
Total liabilities	$162,897	$74,393	$2,092,028
Auction preferred shares at liquidation value plus cumulative unpaid dividends	87,500,475	33,755,543	22,507,394
Net assets applicable to common shares	$153,807,918	$57,505,089	$38,275,093
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$99,254	$38,614	$25,755
Additional paid-in capital	140,750,921	54,736,873	36,515,052
Accumulated net realized loss (computed on the basis of identified cost)	(1,073,745)	(1,319,388)	(985,124)
Undistributed net investment income	382,518	143,202	73,282
Net unrealized appreciation (computed on the basis of identified cost)	13,648,970	3,905,788	2,646,128
Net assets applicable to common shares	$153,807,918	$57,505,089	$38,275,093
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	3,500	1,350	900
Common Shares Outstanding
	9,925,378	3,861,403	2,575,502
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.50	$14.89	$14.86

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of March 31, 2006

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Assets
Investments —
Identified cost	$40,013,404	$33,529,555	$58,364,519
Unrealized appreciation	2,030,350	1,960,632	2,803,214
Investments, at value	$42,043,754	$35,490,187	$61,167,733
Cash	$—	$204,133	$101,403
Receivable from the transfer agent	3,504	—	—
Interest receivable	520,194	536,200	675,714
Receivable for daily variation margin on open financial futures contracts	3,125	1,844	4,687
Prepaid expenses	8,101	—	—
Total assets	$42,578,678	$36,232,364	$61,949,537
Liabilities
Payable for investments purchased	$—	$—	$345,324
Due to custodian	491,594	—	—
Payable to affiliate for investment advisory fees	14,380	12,368	21,136
Accrued expenses	33,078	24,467	24,726
Total liabilities	$539,052	$36,835	$391,186
Auction preferred shares at liquidation value plus cumulative unpaid dividends	15,501,293	13,503,216	22,505,991
Net assets applicable to common shares	$26,538,333	$22,692,313	$39,052,360
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$17,521	$15,118	$25,625
Additional paid-in capital	24,825,835	21,413,714	36,321,807
Accumulated net realized loss (computed on the basis of identified cost)	(790,351)	(933,381)	(760,554)
Undistributed net investment income	85,091	17,996	107,437
Net unrealized appreciation (computed on the basis of identified cost)	2,400,237	2,178,866	3,358,045
Net assets applicable to common shares	$26,538,333	$22,692,313	$39,052,360
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	620	540	900
Common Shares Outstanding
	1,752,139	1,511,845	2,562,538
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.15	$15.01	$15.24

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of March 31, 2006

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Assets
Investments —
Identified cost	$58,710,870	$55,897,698	$66,758,165
Unrealized appreciation	2,141,597	2,555,406	2,685,988
Investments, at value	$60,852,467	$58,453,104	$69,444,153
Cash	$142,099	$841,883	$201,340
Receivable from the transfer agent	—	3,416	—
Interest receivable	740,611	804,834	836,263
Receivable for daily variation margin on open financial futures contracts	5,352	5,406	7,031
Prepaid expenses	—	9,013	—
Total assets	$61,740,529	$60,117,656	$70,488,787
Liabilities
Payable for when-issued securities	$—	$563,379	$—
Payable to affiliate for investment advisory fees	21,111	20,295	24,066
Accrued expenses	34,633	34,500	28,421
Total liabilities	$55,744	$618,174	$52,487
Auction preferred shares at liquidation value plus cumulative unpaid dividends	22,505,359	21,875,000	26,002,061
Net assets applicable to common shares	$39,179,426	$37,624,482	$44,434,239
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$25,549	$25,127	$29,432
Additional paid-in capital	36,205,691	35,610,746	41,716,097
Accumulated net realized gain (loss) (computed on the basis of identified cost)	163,173	(1,292,369)	(824,693)
Undistributed net investment income	126,829	58,635	72,512
Net unrealized appreciation (computed on the basis of identified cost)	2,658,184	3,222,343	3,440,891
Net assets applicable to common shares	$39,179,426	$37,624,482	$44,434,239
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	900	875	1,040
Common Shares Outstanding
	2,554,928	2,512,727	2,943,172
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.33	$14.97	$15.10

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2006

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Investment Income
Interest	$6,033,897	$2,226,388	$1,491,508
Total investment income	$6,033,897	$2,226,388	$1,491,508
Expenses
Investment adviser fee	$656,972	$249,293	$166,123
Trustees' fees and expenses	6,021	3,560	879
Legal and accounting services	20,792	21,897	15,872
Printing and postage	10,428	5,886	4,682
Custodian fee	77,040	27,721	20,921
Transfer and dividend disbursing agent	59,782	26,967	19,756
Preferred shares remarketing agent fee	109,076	42,071	28,048
Miscellaneous	21,110	14,239	13,768
Total expenses	$961,221	$391,634	$270,049
Deduct —
Reduction of custodian fee	$11,738	$6,472	$1,652
Reduction of investment adviser fee	179,174	67,989	45,307
Total expense reductions	$190,912	$74,461	$46,959
Net expenses	$770,309	$317,173	$223,090
Net investment income	$5,263,588	$1,909,215	$1,268,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$70,306	$(148,776)	$89,825
Financial futures contracts	2,437,563	871,600	458,477
Net realized gain	$2,507,869	$722,824	$548,302
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(903,759)	$(468,902)	$(609,552)
Financial futures contracts	590,467	134,322	78,006
Net change in unrealized appreciation (depreciation)	$(313,292)	$(334,580)	$(531,546)
Net realized and unrealized gain	$2,194,577	$388,244	$16,756
Distributions to preferred shareholders
From net investment income	$(1,161,263)	$(423,131)	$(305,229)
Net increase in net assets from operations	$6,296,902	$1,874,328	$979,945

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2006

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Investment Income
Interest	$1,031,288	$896,736	$1,515,568
Total investment income	$1,031,288	$896,736	$1,515,568
Expenses
Investment adviser fee	$114,964	$98,982	$168,552
Trustees' fees and expenses	879	67	863
Legal and accounting services	15,829	13,388	14,753
Printing and postage	4,241	2,220	4,002
Custodian fee	17,594	19,442	25,488
Transfer and dividend disbursing agent	14,743	12,899	19,313
Preferred shares remarketing agent fee	19,321	16,182	28,048
Miscellaneous	12,582	16,270	17,641
Total expenses	$200,153	$179,450	$278,660
Deduct —
Reduction of custodian fee	$3,158	$2,723	$3,744
Reduction of investment adviser fee	31,352	26,995	45,969
Total expense reductions	$34,510	$29,718	$49,713
Net expenses	$165,643	$149,732	$228,947
Net investment income	$865,645	$747,004	$1,286,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$76,805	$—	$117,392
Financial futures contracts	392,085	243,594	588,127
Net realized gain	$468,890	$243,594	$705,519
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(411,460)	$(232,976)	$(742,409)
Financial futures contracts	110,937	74,093	166,406
Net change in unrealized appreciation (depreciation)	$(300,523)	$(158,883)	$(576,003)
Net realized and unrealized gain	$168,367	$84,711	$129,516
Distributions to preferred shareholders
From net investment income	$(207,284)	$(177,995)	$(294,558)
Net increase in net assets from operations	$826,728	$653,720	$1,121,579

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2006

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Investment Income
Interest	$1,486,547	$1,441,840	$1,723,168
Total investment income	$1,486,547	$1,441,840	$1,723,168
Expenses
Investment adviser fee	$168,444	$162,078	$192,034
Trustees' fees and expenses	727	879	912
Legal and accounting services	18,825	16,257	14,756
Printing and postage	3,619	4,550	4,255
Custodian fee	21,386	18,493	35,893
Transfer and dividend disbursing agent	8,455	18,355	21,422
Preferred shares remarketing agent fee	28,048	27,269	32,411
Miscellaneous	19,001	12,295	18,636
Total expenses	$268,505	$260,176	$320,319
Deduct —
Reduction of custodian fee	$4,272	$4,120	$5,528
Reduction of investment adviser fee	45,940	44,204	52,373
Total expense reductions	$50,212	$48,324	$57,901
Net expenses	$218,293	$211,852	$262,418
Net investment income	$1,268,254	$1,229,988	$1,460,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$288,304	$79,556	$(93)
Financial futures contracts	633,446	588,915	948,910
Net realized gain	$921,750	$668,471	$948,817
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(714,854)	$(501,757)	$(592,035)
Financial futures contracts	112,992	192,581	177,539
Net change in unrealized appreciation (depreciation)	$(601,862)	$(309,176)	$(414,496)
Net realized and unrealized gain	$319,888	$359,295	$534,321
Distributions to preferred shareholders
From net investment income	$(274,205)	$(299,885)	$(340,307)
From net realized gain	(37,328)	—	—
Total distributions to preferred shareholders	$(311,533)	$(299,885)	$(340,307)
Net increase in net assets from operations	$1,276,609	$1,289,398	$1,654,764

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2006

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations —
Net investment income	$5,263,588	$1,909,215	$1,268,418
Net realized gain from investment transactions and financial futures contracts	2,507,869	722,824	548,302
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(313,292)	(334,580)	(531,546)
Distributions to preferred shareholders
From net investment income	(1,161,263)	(423,131)	(305,229)
Net increase in net assets from operations	$6,296,902	$1,874,328	$979,945
Distributions to common shareholders —
From net investment income	$(4,493,014)	$(1,556,142)	$(997,781)
Total distributions to common shareholders	$(4,493,014)	$(1,556,142)	$(997,781)
Capital share transactions —
Reinvestment of distributions to common shareholders	$67,445	$—	$24,117
Net increase in net assets from capital share transactions	$67,445	$—	$24,117
Net increase in net assets	$1,871,333	$318,186	$6,281
Net Assets Applicable to Common Shares
At beginning of period	$151,936,585	$57,186,903	$38,268,812
At end of period	$153,807,918	$57,505,089	$38,275,093
Undistributed net investment income included in net assets applicable to common shares
At end of period	$382,518	$143,202	$73,282

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2006

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$865,645	$747,004	$1,286,621
Net realized gain from investment transactions and financial futures contracts	468,890	243,594	705,519
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(300,523)	(158,883)	(576,003)
Distributions to preferred shareholders
From net investment income	(207,284)	(177,995)	(294,558)
Net increase in net assets from operations	$826,728	$653,720	$1,121,579
Distributions to common shareholders —
From net investment income	$(751,324)	$(640,920)	$(1,127,158)
Total distributions to common shareholders	$(751,324)	$(640,920)	$(1,127,158)
Capital share transactions —
Reinvestment of distributions to common shareholders	$21,480	$9,334	$25,602
Net increase in net assets from capital share transactions	$21,480	$9,334	$25,602
Net increase in net assets	$96,884	$22,134	$20,023
Net Assets Applicable to Common Shares
At beginning of period	$26,441,449	$22,670,179	$39,032,337
At end of period	$26,538,333	$22,692,313	$39,052,360
Undistributed net investment income included in net assets applicable to common shares
At end of period	$85,091	$17,996	$107,437

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2006

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$1,268,254	$1,229,988	$1,460,750
Net realized gain from investment transactions and financial futures contracts	921,750	668,471	948,817
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(601,862)	(309,176)	(414,496)
Distributions to preferred shareholders
From net investment income	(274,205)	(299,885)	(340,307)
From net realized gain	(37,328)	—	—
Net increase in net assets from operations	$1,276,609	$1,289,398	$1,654,764
Distributions to common shareholders —
From net investment income	$(979,812)	$(919,658)	$(1,154,999)
From net realized gain	(217,935)	—	—
Total distributions to common shareholders	$(1,197,747)	$(919,658)	$(1,154,999)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$14,661
Net increase in net assets from capital share transactions	$—	$—	$14,661
Net increase in net assets	$78,862	$369,740	$514,426
Net Assets Applicable to Common Shares
At beginning of period	$39,100,564	$37,254,742	$43,919,813
At end of period	$39,179,426	$37,624,482	$44,434,239
Undistributed net investment income included in net assets applicable to common shares
At end of period	$126,829	$58,635	$72,512

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations —
Net investment income	$10,846,557	$3,890,616	$2,614,424
Net realized loss from investment transactions and financial futures contracts	(3,697,302)	(1,103,866)	(642,114)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,278,731	2,475,785	1,670,118
Distributions to preferred shareholders From net investment income	(1,672,528)	(558,126)	(408,998)
From net realized gain	(2,835)	—	—
Net increase in net assets from operations	$12,752,623	$4,704,409	$3,233,430
Distributions to common shareholders —
From net investment income	$(9,921,669)	$(3,559,348)	$(2,330,794)
From net realized gain	(28,757)	—	—
Total distributions to common shareholders	$(9,950,426)	$(3,559,348)	$(2,330,794)
Capital share transactions —
Reinvestment of distributions to common shareholders	$77,370	$86,785	$154,716
Net increase in net assets from capital share transactions	$77,370	$86,785	$154,716
Net increase in net assets	$2,879,567	$1,231,846	$1,057,352
Net Assets Applicable to Common Shares
At beginning of year	$149,057,018	$55,955,057	$37,211,460
At end of year	$151,936,585	$57,186,903	$38,268,812
Undistributed net investment income included in net assets applicable to common shares
At end of year	$773,207	$213,260	$107,874

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$1,802,336	$1,568,355	$2,659,492
Net realized loss from investment transactions and financial futures contracts	(609,169)	(627,156)	(531,919)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,117,600	978,843	1,390,392
Distributions to preferred shareholders
From net investment income	(250,700)	(247,412)	(406,069)
Net increase in net assets from operations	$2,060,067	$1,672,630	$3,111,896
Distributions to common shareholders —
From net investment income	$(1,657,895)	$(1,431,507)	$(2,456,689)
Total distributions to common shareholders	$(1,657,895)	$(1,431,507)	$(2,456,689)
Capital share transactions —
Reinvestment of distributions to common shareholders	$57,153	$33,377	$50,800
Net increase in net assets from capital share transactions	$57,153	$33,377	$50,800
Net increase in net assets	$459,325	$274,500	$706,007
Net Assets Applicable to Common Shares
At beginning of year	$25,982,124	$22,395,679	$38,326,330
At end of year	$26,441,449	$22,670,179	$39,032,337
Undistributed net investment income included in net assets applicable to common shares
At end of year	$178,054	$89,907	$242,532

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$2,574,609	$2,526,350	$2,997,257
Net realized loss from investment transactions and financial futures contracts	(60,395)	(1,337,713)	(617,701)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,239,929	1,865,829	2,343,740
Distributions to preferred shareholders
From net investment income	(378,349)	(434,877)	(507,628)
Net increase in net assets from operations	$3,375,794	$2,619,589	$4,215,668
Distributions to common shareholders —
From net investment income	$(2,379,407)	$(2,163,391)	$(2,685,275)
Total distributions to common shareholders	$(2,379,407)	$(2,163,391)	$(2,685,275)
Capital share transactions —
Reinvestment of distributions to common shareholders	$15,536	$52,662	$37,173
Net increase in net assets from capital share transactions	$15,536	$52,662	$37,173
Net increase in net assets	$1,011,923	$508,860	$1,567,566
Net Assets Applicable to Common Shares
At beginning of year	$38,088,641	$36,745,882	$42,352,247
At end of year	$39,100,564	$37,254,742	$43,919,813
Undistributed net investment income included in net assets applicable to common shares
At end of year	$112,592	$48,190	$107,068

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.310	$15.030	$14.790	$14.325	(3)
Income (loss) from operations
Net investment income	$0.530	$1.094	$1.162	$0.879
Net realized and unrealized gain	0.230	0.359	0.334	0.508
Distributions to preferred shareholders
From net investment income	(0.117)	(0.169)	(0.080)	(0.071)
From net realized gain	—	0.000 (4)	(0.017)	—
Total income from operations	$0.643	$1.284	$1.399	$1.316
Less distributions to common shareholders
From net investment income	$(0.453)	$(1.001)	$(1.001)	$(0.714)
From net realized gain	—	(0.003)	(0.158)	—
Total distributions to common shareholders	$(0.453)	$(1.004)	$(1.159)	$(0.714)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.048)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$15.500	$15.310	$15.030	$14.790
Market value — End of period (Common shares)	$14.950	$16.170	$14.820	$14.000
Total Investment Return on Net Asset Value(5)	4.25%	8.77%	10.00%	8.46	%(6)
Total Investment Return on Market Value(5)	(4.80)%	16.51%	14.59%	2.67	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$153,808		$151,937	$149,057	$146,574
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(7)	1.04	%(8)	1.03%	1.00%	0.86	%(8)
Net expenses after custodian fee reduction(7)	1.02	%(8)	1.02%	1.00%	0.84	%(8)
Net investment income(7)	6.94	%(8)	7.11%	7.92%	7.14	%(8)
Portfolio Turnover	10%		11%	34%	79%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(7)	1.27	%(8)	1.27%	1.24%	1.09	%(8)
Expenses after custodian fee reduction(7)	1.25	%(8)	1.26%	1.24%	1.07	%(8)
Net investment income(7)	6.70	%(8)	6.87%	7.68%	6.91	%(8)
Net investment income per share	$0.512		$1.057	$1.127	$0.851

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.65	%(8)	0.65%	0.63%	0.57	%(8)
Net expenses after custodian fee reduction	0.64	%(8)	0.65%	0.62%	0.56	%(8)
Net investment income	4.41	%(8)	4.52%	4.94%	4.72	%(8)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.80	%(8)	0.80%	0.78%	0.72	%(8)
Expenses after custodian fee reduction	0.79	%(8)	0.80%	0.77%	0.71	%(8)
Net investment income	4.26	%(8)	4.37%	4.79%	4.57	%(8)
Senior Securities:
Total preferred shares outstanding	3,500		3,500	3,500	3,500
Asset coverage per preferred share(9)	$68,945		$68,411	$67,599	$66,893
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Equal to less than $0.001 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$14.810	$14.510	$14.560	$14.325	(3)
Income (loss) from operations
Net investment income	$0.494	$1.008	$1.060	$0.822
Net realized and unrealized gain (loss)	0.099	0.360	(0.022)	0.281
Distributions to preferred shareholders
From net investment income	(0.110)	(0.145)	(0.076)	(0.050)
From net realized gain	—	—	(0.004)	—
Total income from operations	$0.483	$1.223	$0.958	$1.053
Less distributions to common shareholders
From net investment income	$(0.403)	$(0.923)	$(0.948)	$(0.675)
From net realized gain	—	—	(0.060)	—
Total distributions to common shareholders	$(0.403)	$(0.923)	$(1.008)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.054)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$14.890	$14.810	$14.510	$14.560
Market value — End of period (Common shares)	$14.750	$14.770	$14.580	$13.800
Total Investment Return on Net Asset Value(4)	3.37%	8.65%	6.84%	6.62	%(5)
Total Investment Return on Market Value(4)	2.67%	7.84%	13.27%	1.06	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$57,505		$57,187	$55,955	$56,083
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.13	%(7)	1.10%	1.09%	0.98	%(7)
Net expenses after custodian fee reduction(6)	1.11	%(7)	1.06%	1.08%	0.96	%(7)
Net investment income(6)	6.70	%(7)	6.81%	7.27%	6.75	%(7)
Portfolio Turnover	8%		15%	13%	36%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.37	%(7)	1.34%	1.33%	1.22	%(7)
Expenses after custodian fee reduction(6)	1.35	%(7)	1.30%	1.32%	1.20	%(7)
Net investment income(6)	6.46	%(7)	6.57%	7.03%	6.51	%(7)
Net investment income per share	$0.477		$0.973	$1.025	$0.793

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.71	%(7)	0.69%	0.68%	0.64	%(7)
Net expenses after custodian fee reduction	0.70	%(7)	0.67%	0.67%	0.63	%(7)
Net investment income	4.21	%(7)	4.28%	4.54%	4.46	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.86	%(7)	0.84%	0.83%	0.80	%(7)
Expenses after custodian fee reduction	0.85	%(7)	0.82%	0.82%	0.79	%(7)
Net investment income	4.06	%(7)	4.13%	4.39%	4.30	%(7)
Senior Securities:
Total preferred shares outstanding	1,350		1,350	1,350	1,350
Asset coverage per preferred share(8)	$67,600		$67,364	$66,455	$66,545
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$14.870	$14.520	$14.550	$14.325	(3)
Income (loss) from operations
Net investment income	$0.493	$1.018	$1.062	$0.788
Net realized and unrealized gain	0.004	0.399	0.002 (4)	0.319
Distributions to preferred shareholders
From net investment income	(0.119)	(0.159)	(0.077)	(0.060)
From net realized gain	—	—	(0.007)	—
Total income from operations	$0.378	$1.258	$0.980	$1.047
Less distributions to common shareholders
From net investment income	$(0.388)	$(0.908)	$(0.930)	$(0.675)
From net realized gain	—	—	(0.080)	—
Total distributions to common shareholders	$(0.388)	$(0.908)	$(1.010)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.058)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$14.860	$14.870	$14.520	$14.550
Market value — End of period (Common shares)	$14.130	$14.980	$14.750	$14.100
Total Investment Return on Net Asset Value(5)	2.63%	8.85%	7.12%	6.37	%(6)
Total Investment Return on Market Value(5)	(3.13)%	7.94%	12.29%	3.08	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$38,275		$38,269	$37,211	$37,186
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(7)	1.18	%(8)	1.17%	1.14%	1.04	%(8)
Net expenses after custodian fee reduction(7)	1.17	%(8)	1.16%	1.14%	0.98	%(8)
Net investment income(7)	6.68	%(8)	6.84%	7.30%	6.45	%(8)
Portfolio Turnover	8%		14%	19%	29%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(7)	1.42	%(8)	1.41%	1.38%	1.29	%(8)
Expenses after custodian fee reduction(7)	1.41	%(8)	1.40%	1.38%	1.23	%(8)
Net investment income(7)	6.44	%(8)	6.60%	7.06%	6.20	%(8)
Net investment income per share	$0.475		$0.982	$1.027	$0.757

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.75	%(8)	0.74%	0.71%	0.69	%(8)
Net expenses after custodian fee reduction	0.74	%(8)	0.73%	0.71%	0.65	%(8)
Net investment income	4.20	%(8)	4.30%	4.55%	4.25	%(8)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.90	%(8)	0.89%	0.86%	0.86	%(8)
Expenses after custodian fee reduction	0.89	%(8)	0.88%	0.86%	0.82	%(8)
Net investment income	4.05	%(8)	4.15%	4.40%	4.08	%(8)
Senior Securities:
Total preferred shares outstanding	900		900	900	900
Asset coverage per preferred share(9)	$67,536		$67,528	$66,348	$66,319
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  The per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of reinvested shares of the Fund and the amount of per share realized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this number by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.100	$14.870	$14.670	$14.325	(3)
Income (loss) from operations
Net investment income	$0.494	$1.031	$1.109	$0.823
Net realized and unrealized gain	0.103	0.290	0.350	0.411
Distributions to preferred shareholders
From net investment income	(0.118)	(0.143)	(0.069)	(0.058)
From net realized gain	—	—	(0.017)	—
Total income from operations	$0.479	$1.178	$1.373	$1.176
Less distributions to common shareholders
From net investment income	$(0.429)	$(0.948)	$(0.948)	$(0.675)
From net realized gain	—	—	(0.225)	—
Total distributions to common shareholders	$(0.429)	$(0.948)	$(1.173)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.066)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.150	$15.100	$14.870	$14.670
Market value — End of period (Common shares)	$15.500	$17.350	$15.570	$14.450
Total Investment Return on Net Asset Value(4)	3.16%	7.74%	9.74%	7.22	%(5)
Total Investment Return on Market Value(4)	(8.14)%	18.23%	16.66%	5.61	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$26,538		$26,441	$25,982	$25,586
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.28	%(7)	1.25%	1.24%	1.10	%(7)
Net expenses after custodian fee reduction(6)	1.26	%(7)	1.24%	1.24%	1.06	%(7)
Net investment income(6)	6.57	%(7)	6.79%	7.58%	6.73	%(7)
Portfolio Turnover	4%		12%	39%	81%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.52	%(7)	1.49%	1.48%	1.36	%(7)
Expenses after custodian fee reduction(6)	1.50	%(7)	1.48%	1.48%	1.32	%(7)
Net investment income(6)	6.33	%(7)	6.55%	7.34%	6.47	%(7)
Net investment income per share	$0.476		$0.994	$1.074	$0.791

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.81	%(7)	0.79%	0.77%	0.73	%(7)
Net expenses after custodian fee reduction	0.79	%(7)	0.78%	0.77%	0.70	%(7)
Net investment income	4.14	%(7)	4.29%	4.72%	4.42	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.96	%(7)	0.94%	0.92%	0.90	%(7)
Expenses after custodian fee reduction	0.94	%(7)	0.93%	0.92%	0.87	%(7)
Net investment income	3.99	%(7)	4.14%	4.57%	4.25	%(7)
Senior Securities:
Total preferred shares outstanding	620		620	620	620
Asset coverage per preferred share(8)	$67,806		$67,649	$66,907	$66,270
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002 to September 30, 2003.

(3)  Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.000	$14.840	$14.520	$14.325	(3)
Income (loss) from operations
Net investment income	$0.494	$1.039	$1.105	$0.824
Net realized and unrealized gain	0.058	0.233	0.252	0.262
Distributions to preferred shareholders
From net investment income	(0.118)	(0.164)	(0.089)	(0.058)
Total income from operations	$0.434	$1.108	$1.268	$1.028
Less distributions to common shareholders
From net investment income	$(0.424)	$(0.948)	$(0.948)	$(0.675)
Total distributions to common shareholders	$(0.424)	$(0.948)	$(0.948)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.068)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.010	$15.000	$14.840	$14.520
Market value — End of period (Common shares)	$14.830	$16.200	$15.490	$14.410
Total Investment Return on Net Asset Value(4)	2.93%	7.52%	8.96%	6.12	%(5)
Total Investment Return on Market Value(4)	(5.84)%	11.26%	14.60%	5.31	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$22,692		$22,670	$22,396	$21,893
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.35	%(7)	1.28%	1.28%	1.14	%(7)
Net expenses after custodian fee reduction(6)	1.33	%(7)	1.27%	1.27%	1.09	%(7)
Net investment income(6)	6.63	%(7)	6.88%	7.56%	6.75	%(7)
Portfolio Turnover	0%		6%	8%	79%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.59	%(7)	1.52%	1.52%	1.41	%(7)
Expenses after custodian fee reduction(6)	1.57	%(7)	1.51%	1.51%	1.36	%(7)
Net investment income(6)	6.39	%(7)	6.64%	7.32%	6.48	%(7)
Net investment income per share	$0.476		$1.004	$1.070	$0.792

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.85	%(7)	0.81%	0.79%	0.75	%(7)
Net expenses after custodian fee reduction	0.83	%(7)	0.80%	0.78%	0.71	%(7)
Net investment income	4.15	%(7)	4.32%	4.69%	4.42	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.00	%(7)	0.96%	0.94%	0.93	%(7)
Expenses after custodian fee reduction	0.98	%(7)	0.95%	0.93%	0.89	%(7)
Net investment income	4.00	%(7)	4.17%	4.54%	4.25	%(7)
Senior Securities:
Total preferred shares outstanding	540		540	540	540
Asset coverage per preferred share(8)	$67,029		$66,986	$66,475	$65,543
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.240	$14.990	$14.760	$14.325	(3)
Income (loss) from operations
Net investment income	$0.502	$1.039	$1.117	$0.826
Net realized and unrealized gain	0.053	0.330	0.361	0.489
Distributions to preferred shareholders
From net investment income	(0.115)	(0.159)	(0.067)	(0.058)
From net realized gain	—	—	(0.015)	—
Total income from operations	$0.440	$1.210	$1.396	$1.257
Less distributions to common shareholders
From net investment income	$(0.440)	$(0.960)	$(0.960)	$(0.675)
From net realized gain	—	—	(0.206)	—
Total distributions to common shareholders	$(0.440)	$(0.960)	$(1.166)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.058)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$15.240	$15.240	$14.990	$14.760
Market value — End of period (Common shares)	$15.700	$16.240	$15.490	$14.520
Total Investment Return on Net Asset Value(4)	2.88%	8.18%	9.83%	7.89	%(5)
Total Investment Return on Market Value(4)	(0.54)%	11.56%	15.37%	6.14	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$39,052		$39,032	$38,326	$37,687
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.20	%(7)	1.15%	1.13%	1.03	%(7)
Net expenses after custodian fee reduction(6)	1.18	%(7)	1.14%	1.13%	0.99	%(7)
Net investment income(6)	6.62	%(7)	6.78%	7.54%	6.69	%(7)
Portfolio Turnover	12%		18%	22%	68%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.44	%(7)	1.39%	1.37%	1.28	%(7)
Expenses after custodian fee reduction(6)	1.42	%(7)	1.38%	1.37%	1.24	%(7)
Net investment income(6)	6.38	%(7)	6.54%	7.30%	6.44	%(7)
Net investment income per share	$0.484		$1.003	$1.081	$0.795

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.76	%(7)	0.73%	0.71%	0.69	%(7)
Net expenses after custodian fee reduction	0.75	%(7)	0.72%	0.71%	0.66	%(7)
Net investment income	4.20	%(7)	4.31%	4.73%	4.43	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.91	%(7)	0.88%	0.86%	0.85	%(7)
Expenses after custodian fee reduction	0.90	%(7)	0.87%	0.86%	0.82	%(7)
Net investment income	4.05	%(7)	4.16%	4.58%	4.26	%(7)
Senior Securities:
Total preferred shares outstanding	900		900	900	900
Asset coverage per preferred share(8)	$68,398		$68,375	$67,588	$66,875
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)		2004(1)		2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.300		$14.910		$14.870		$14.325	(3)
Income (loss) from operations
Net investment income	$0.496		$1.008		$1.080		$0.818
Net realized and unrealized gain	0.124		0.462		0.223		0.617
Distributions to preferred shareholders
From net investment income	(0.107)		(0.148)		(0.063)		(0.057)
From net realized gain	(0.015)		—		(0.016)		—
Total income from operations	$0.498		$1.322		$1.224		$1.378
Less distributions to common shareholders
From net investment income	$(0.383)		$(0.932)		$(0.963)		$(0.686)
From net realized gain	(0.085)		—		(0.221)		—
Total distributions to common shareholders	$(0.468)		$(0.932)		$(1.184)		$(0.686)
Preferred and Common shares offering costs charged to paid-in capital	$—		$—		$—		$(0.058)
Preferred Shares underwriting discounts	$—		$—		$—		$(0.089)
Net asset value — End of period (Common shares)	$15.330		$15.300		$14.910		$14.870
Market value — End of period (Common shares)	$14.460		$14.570		$14.460		$13.710
Total Investment Return on Net Asset Value	3.46	%(4)	9.17	%(4)	8.75	%(4)(10)	8.87	%(5)
Total Investment Return on Market Value	2.48	%(4)	7.19	%(4)	14.39	%(4)(10)	0.38	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$39,179		$39,101	$38,089	$37,984
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.15	%(7)	1.21%	1.14%	1.03	%(7)
Net expenses after custodian fee reduction(6)	1.13	%(7)	1.19%	1.13%	0.98	%(7)
Net investment income(6)	6.54	%(7)	6.60%	7.31%	6.65	%(7)
Portfolio Turnover	14%		31%	28%	66%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.38	%(7)	1.45%	1.38%	1.28	%(7)
Expenses after custodian fee reduction(6)	1.36	%(7)	1.43%	1.37%	1.23	%(7)
Net investment income(6)	6.30	%(7)	6.36%	7.07%	6.40	%(7)
Net investment income per share	$0.478		$0.972	$1.045	$0.787

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.72	%(7)	0.77%	0.71%	0.68	%(7)
Net expenses after custodian fee reduction	0.71	%(7)	0.76%	0.71%	0.65	%(7)
Net investment income	4.14	%(7)	4.18%	4.58%	4.40	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.87	%(7)	0.92%	0.86%	0.85	%(7)
Expenses after custodian fee reduction	0.86	%(7)	0.91%	0.86%	0.82	%(7)
Net investment income	3.99	%(7)	4.03%	4.43%	4.23	%(7)
Senior Securities:
Total preferred shares outstanding	900		900	900	900
Asset coverage per preferred share(8)	$68,532		$68,450	$67,323	$67,209
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

(10)  During the year ended September 30, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. The reimbursement was less than $0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the year ended September 30, 2004.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$14.830	$14.640	$14.620	$14.325	(3)
Income (loss) from operations
Net investment income	$0.490	$1.006	$1.054	$0.776
Net realized and unrealized gain	0.135	0.219	0.018	0.402
Distributions to preferred shareholders
From net investment income	(0.119)	(0.173)	(0.086)	(0.060)
From net realized gain	—	—	(0.003)	—
Total income from operations	$0.506	$1.052	$0.983	$1.118
Less distributions to common shareholders
From net investment income	$(0.366)	$(0.862)	$(0.930)	$(0.675)
From net realized gain	—	—	(0.033)	—
Total distributions to common shareholders	$(0.366)	$(0.862)	$(0.963)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.060)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.088)
Net asset value — End of period (Common shares)	$14.970	$14.830	$14.640	$14.620
Market value — End of period (Common shares)	$14.730	$14.510	$15.200	$14.430
Total Investment Return on Net Asset Value(4)	3.54%	7.29%	6.94%	6.85	%(5)
Total Investment Return on Market Value(4)	4.13%	1.11%	12.49%	5.46	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$37,624		$37,255	$36,746	$36,610
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.16	%(7)	1.18%	1.17%	1.05	%(7)
Net expenses after custodian fee reduction(6)	1.14	%(7)	1.16%	1.16%	0.99	%(7)
Net investment income(6)	6.63	%(7)	6.76%	7.30%	6.38	%(7)
Portfolio Turnover	11%		8%	25%	32%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.40	%(7)	1.42%	1.41%	1.30	%(7)
Expenses after custodian fee reduction(6)	1.38	%(7)	1.40%	1.40%	1.24	%(7)
Net investment income(6)	6.39	%(7)	6.52%	7.06%	6.13	%(7)
Net investment income per share	$0.472		$0.971	$1.019	$0.746

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.73	%(7)	0.74%	0.73%	0.69	%(7)
Net expenses after custodian fee reduction	0.72	%(7)	0.73%	0.72%	0.65	%(7)
Net investment income	4.17	%(7)	4.26%	4.55%	4.21	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.88	%(7)	0.89%	0.88%	0.86	%(7)
Expenses after custodian fee reduction	0.87	%(7)	0.88%	0.87%	0.82	%(7)
Net investment income	4.02	%(7)	4.11%	4.40%	4.04	%(7)
Senior Securities:
Total preferred shares outstanding	875		875	875	875
Asset coverage per preferred share(8)	$67,999		$67,586	$66,999	$66,841
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$14.930	$14.410	$14.580	$14.325	(3)
Income (loss) from operations
Net investment income	$0.496	$1.019	$1.068	$0.811
Net realized and unrealized gain (loss)	0.182	0.587	(0.066)	0.331
Distributions to preferred shareholders
From net investment income	(0.116)	(0.173)	(0.083)	(0.060)
From net realized gain	—	—	(0.011)	—
Total income from operations	$0.562	$1.433	$0.908	$1.082
Less distributions to common shareholders
From net investment income	$(0.392)	$(0.913)	$(0.938)	$(0.681)
From net realized gain	—	—	(0.140)	—
Total distributions to common shareholders	$(0.392)	$(0.913)	$(1.078)	$(0.681)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.056)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.100	$14.930	$14.410	$14.580
Market value — End of period (Common shares)	$14.810	$15.540	$14.980	$14.330
Total Investment Return on Net Asset Value(4)	3.81%	10.01%	6.43%	6.63	%(5)
Total Investment Return on Market Value(4)	(2.18)%	10.15%	12.57%	4.80	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$44,434		$43,920	$42,352	$42,822
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.23	%(7)	1.16%	1.12%	1.03	%(7)
Net expenses after custodian fee reduction(6)	1.20	%(7)	1.15%	1.11%	0.97	%(7)
Net investment income(6)	6.65	%(7)	6.91%	7.37%	6.64	%(7)
Portfolio Turnover	15%		21%	17%	34%

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.46	%(7)	1.40%	1.36%	1.28	%(7)
Expenses after custodian fee reduction(6)	1.43	%(7)	1.39%	1.35%	1.22	%(7)
Net investment income(6)	6.42	%(7)	6.67%	7.13%	6.39	%(7)
Net investment income per share	$0.479		$0.984	$1.033	$0.780

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.77	%(7)	0.73%	0.69%	0.68	%(7)
Net expenses after custodian fee reduction	0.75	%(7)	0.72%	0.69%	0.64	%(7)
Net investment income	4.18	%(7)	4.32%	4.58%	4.37	%(7)

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.92	%(7)	0.88%	0.84%	0.84	%(7)
Expenses after custodian fee reduction	0.90	%(7)	0.87%	0.84%	0.80	%(7)
Net investment income	4.03	%(7)	4.17%	4.43%	4.20	%(7)
Senior Securities:
Total preferred shares outstanding	1,040		1,040	1,040	1,040
Asset coverage per preferred share(8)	$67,727		$67,232	$65,723	$66,178
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund) (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each of the Funds was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2005, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Insured Municipal Fund II	$1,552,113	September 30, 2013

Insured California Fund II	1,503,181	September 30, 2013

Insured Florida Fund	1,201,589	September 30, 2013

Insured Massachusetts Fund	934,910	September 30, 2013

Insured Michigan Fund	113,378	September 30, 2012

	754,279	September 30, 2013

Insured New Jersey Fund	1,078,916	September 30, 2013

Insured New York Fund II	106,272	September 30, 2013

Insured Ohio Fund	37,328	September 30, 2012

	1,087,315	September 30, 2013

Insured Pennsylvania Fund	1,210,799	September 30, 2013

Additionally, at September 30, 2005, Insured Municipal Fund II, Insured Massachusetts Fund, Insured Michigan Fund and Insured Ohio Fund had net capital losses of $585,190, $85,301, $185,697, and $423,373 respectively, attributable to security transactions incurred after October 31, 2004. These are treated as arising on the first day of each Fund's taxable year ending September 30, 2006.

In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

D  Organization and Offering Costs — Costs incurred by each Fund in connection with its organization have been expensed. Costs incurred by each Fund in connection with the offerings of the common shares and

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

K  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

L  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares (APS)

Each Fund issued Auction Preferred Shares on January 15, 2003 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and generally have been reset every seven days thereafter by an auction,

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

unless a special dividend period has been set. Initially, the Insured Municipal Fund II elected an Initial Dividend Period for Series B of 360 days. Effective January 6, 2006, the Series B shares of the Insured Municipal Fund II elected a weekly reset dividend period. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates. Auction Preferred Shares issued and outstanding as of March 31, 2006 and dividend rate ranges for the six months ended March 31, 2006 are as indicated below:

Fund	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
Insured Municipal II Series A	1,750	2.20	% – 3.35%
Insured Municipal II Series B	1,750	2.198	% – 3.10%
Insured California Fund II	1,350	1.586	% – 3.00%
Insured Florida Fund	900	1.90	% – 3.30%
Insured Massachusetts Fund	620	1.90	% – 3.20%
Insured Michigan Fund	540	1.81	% – 3.20%
Insured New Jersey Fund	900	2.05	% – 3.20%
Insured New York Fund II	900	2.25	% – 4.40%
Insured Ohio Fund	875	2.20	% – 3.20%
Insured Pennsylvania Fund	1,040	1.00	% – 3.30%

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rates for Auction Preferred Shares on March 31, 2006 are listed below. For the six months ended March 31, 2006, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Fund	APS Dividend Rates as of March 31, 2006	Dividends Paid to Preferred Shareholders from net investment income and net realized gain for the six months ended March 31, 2006	Average APS Dividend Rates for the six months ended March 31, 2006
Insured Municipal Fund II Series A	3.15%	$602,663	2.76%
Insured Municipal Fund II Series B	2.95%	$558,600	2.56%
Insured California Fund II	3.00%	$423,131	2.51%
Insured Florida Fund	3.00%	$305,229	2.72%
Insured Massachusetts Fund	3.05%	$207,284	2.71%
Insured Michigan Fund	2.90%	$177,995	2.67%
Insured New Jersey Fund	2.43%	$294,558	2.63%
Insured New York Fund II	2.90%	$311,533	2.78%
Insured Ohio Fund	2.85%	$299,885	2.75%
Insured Pennsylvania Fund	2.90%	$340,307	2.64%

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.55% of each Fund's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the six months ended March 31, 2006, the fee was equivalent to 0.55% (annualized) of each Fund's average weekly gross assets and amounted to $656,972, $249,293, $166,123, $114,964, $98,982, $168,552, $168,444, $162,078 and $192,034 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.15% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.10% of average weekly total assets of each Fund in year six, and 0.05% in year seven. For the six months ended March 31, 2006, EVM contractually waived $179,174, $67,989, $45,307, $31,352, $26,995, $45,969, $45,940, $44,204 and $52,373 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

Certain officers and one Trustee of each Fund are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended March 31, 2006 were as follows:

Insured Municipal Fund II
Purchases	$24,637,876
Sales	25,730,679
Insured California Fund II
Purchases	$8,290,970
Sales	7,481,933

Insured Florida Fund
Purchases	$6,340,425
Sales	4,998,191
Insured Massachusetts Fund
Purchases	$2,216,075
Sales	1,555,165
Insured Michigan Fund
Purchases	$0
Sales	0
Insured New Jersey Fund
Purchases	$8,496,228
Sales	7,633,342
Insured New York Fund II
Purchases	$8,471,801
Sales	10,073,458
Insured Ohio Fund
Purchases	$7,230,133
Sales	6,542,416
Insured Pennsylvania Fund
Purchases	$10,718,392
Sales	10,209,398

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at March 31, 2006, as computed for Federal income tax purposes, were as follows:

Insured Municipal Fund II
Aggregate Cost	$225,660,126
Gross unrealized appreciation	$12,330,537
Gross unrealized depreciation	(695,456)
Net unrealized appreciation	$11,635,081

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Insured California Fund II
Aggregate Cost	$86,837,496
Gross unrealized appreciation	$3,365,891
Gross unrealized depreciation	(125,798)
Net unrealized appreciation	$3,240,093
Insured Florida Fund
Aggregate Cost	$58,538,414
Gross unrealized appreciation	$2,286,000
Gross unrealized depreciation	(45,357)
Net unrealized appreciation	$2,240,643
Insured Massachusetts Fund
Aggregate Cost	$39,989,897
Gross unrealized appreciation	$2,156,703
Gross unrealized depreciation	(102,846)
Net unrealized appreciation	$2,053,857
Insured Michigan Fund
Aggregate Cost	$33,505,471
Gross unrealized appreciation	$1,988,274
Gross unrealized depreciation	(3,558)
Net unrealized appreciation	$1,984,716
Insured New Jersey Fund
Aggregate Cost	$58,363,847
Gross unrealized appreciation	$2,921,896
Gross unrealized depreciation	(118,010)
Net unrealized appreciation	$2,803,886
Insured New York Fund II
Aggregate Cost	$58,709,448
Gross unrealized appreciation	$2,287,730
Gross unrealized depreciation	(144,711)
Net unrealized appreciation	$2,143,019

Insured Ohio Fund
Aggregate Cost	$55,825,249
Gross unrealized appreciation	$2,690,590
Gross unrealized depreciation	(62,735)
Net unrealized appreciation	$2,627,855
Insured Pennsylvania Fund
Aggregate Cost	$66,741,281
Gross unrealized appreciation	$2,861,582
Gross unrealized depreciation	(158,710)
Net unrealized appreciation	$2,702,872

7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

	Insured Municipal Fund II
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	4,301	4,972
Net increase	4,301	4,972
	Insured California Fund II
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	—	5,859
Net increase	—	5,859
	Insured Florida Fund
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	1,642	10,376
Net increase	1,642	10,376

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Insured Massachusetts Fund
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	1,395	3,549
Net increase	1,395	3,549
	Insured Michigan Fund
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	620	2,181
Net increase	620	2,181
	Insured New Jersey Fund
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	1,653	3,289
Net increase	1,653	3,289
	Insured New York Fund II
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	—	1,022
Net increase	—	1,022
	Insured Ohio Fund
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	—	3,501
Net increase	—	3,501
	Insured Pennsylvania Fund
	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Shares issued pursuant to the Fund's dividend reinvestment plan	975	2,445
Net increase	975	2,445

8  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2006 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Insured Municipal II	06/06	600 U.S. Treasury Bond	Short	$(67,656,666)	$(65,493,750)	$2,162,916
Insured California II	06/06	200 U.S. Treasury Bond	Short	$(22,552,222)	$(21,831,250)	$720,972
Insured Florida	06/06	117 U.S. Treasury Bond	Short	$(13,204,049)	$(12,771,281)	$432,768
Insured Massachusetts	06/06	100 U.S. Treasury Bond	Short	$(11,285,512)	$(10,915,625)	$369,887
Insured Michigan	06/06	59 U.S. Treasury Bond	Short	$(6,658,453)	$(6,440,219)	$218,234
Insured New Jersey	06/06	150 U.S. Treasury Bond	Short	$(16,928,268)	$(16,373,437)	$554,831
Insured New York II	06/06	134 U.S. Treasury Bond	Short	$(15,143,525)	$(14,626,938)	$516,587
Insured Ohio	06/06	173 U.S. Treasury Bond	Short	$(19,550,968)	$(18,884,031)	$666,937
Insured Pennsylvania	06/06	225 U.S. Treasury Bond	Short	$(25,315,059)	$(24,560,156)	$754,903

At March 31, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on open future contracts.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2006, the Insured Massachusetts Fund had a payment due to IBT pursuant to the foregoing arrangement of $491,594.

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Insured Municipal Bond Funds
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of March 31, 2006, our records indicate that there are 34, 11, 4, 7, 11, 11, 20, 22 and 53 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,900, 1,700, 1,300, 2,200, 1,000, 2,600, 1,200, 1,500 and 1,900 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

Insured Municipal Fund II	EIV	Insured New Jersey Fund	EMJ

Insured California Fund II	EIA	Insured New York Fund II	NYH

Insured Florida Fund	EIF	Insured Ohio Fund	EIO

Insured Massachusetts Fund	MAB	Insured Pennsylvania Fund	EIP

Insured Michigan Fund	MIW

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Insured Municipal Bond Fund II

•  Insured California Municipal Bond Fund II

•  Insured Florida Municipal Bond Fund

•  Insured Massachusetts Municipal Bond Fund

•  Insured Michigan Municipal Bond Fund

•  Insured New Jersey Municipal Bond Fund

•  Insured New York Municipal Bond Fund II

•  Insured Ohio Municipal Bond Fund

•  Insured Pennsylvania Municipal Bond Fund

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2005 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for each of the Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the adviser's profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Insured Municipal Bond Funds

INVESTMENT MANAGEMENT

Eaton Vance Insured Municipal Bond Funds(1)

Officers
Cynthia J. Clemson
President of EIA, EIF, MIW, NYH,
EIO and EIP;
Vice President of EIV,
MAB and EMJ and Portfolio Manager of EIA
Robert B. MacIntosh
President of EIV, MAB and EMJ;
Vice President of EIA, EIF, MIW,
NYH, EIO and EIP and Portfolio
Manager of MAB and EMJ
James B. Hawkes
Vice President and Trustee
William H. Ahern
Vice President and Portfolio Manager of EIV, MIW and EIO
Craig R. Brandon
Vice President and Portfolio Manager of EIF and NYH
Thomas M. Metzold
Vice President and Portfolio Manager of EIP
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

(1) Defined by American Stock Exchange symbol, located on page 70.

This Page Intentionally Left Blank

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Investment Adviser and Administrator of Eaton Vance Insured Municipal Bond Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Insured Municipal Bond Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Insured Municipal Bond Funds
The Eaton Vance Building
255 State Street
Boston, MA 02109

1557-5/06  9IMBIISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 18, 2006

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 18, 2006